EQUITY INCENTIVE PLANS - Disclosure of detailed information about share options valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) year $ / shares	Dec. 31, 2024 CAD ($) year $ / shares
Equity Incentive Plans [Abstract]
Exercise price	$ 1.61	$ 1.7
Market price | $	$ 1.61	$ 1.49
Expected option term (years) | year	5	3
Expected stock price volatility	54.00%	47.20%
Average risk-free interest rate	3.15%	3.87%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
FAIR VALUE PER OPTION GRANTED	$ 0.8	$ 0.47